Supplemental cash flow information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Supplemental cash flow information
Supplemental cash flow information
22.	Supplemental cash flow information:

The Company undertook certain non-cash investing and financing transactions as follows:

(a)	Property and equipment

Accounts payable as of June 30, 2026, included $19 relating to the purchase of property and equipment (December 31, 2025 - $32).

23.Supplemental cash flow information:

The Company undertook certain non-cash investing and financing transactions as follows:

(a)	Right of use asset and lease liabilities:

For the year ended December 31, 2025, the Company did not recognize any ROU assets in exchange for lease liabilities (2024 - $nil). In August 2024, the Company notified its landlord of the termination of a lease effective February 2025. The modification reduced the ROU asset by $68 and the corresponding lease liability by $483.

(b)	Warrants:

In the year ended December 31, 2025, the SIF Warrants issued in April 2025 had an estimated fair value at the date of issuance of $4,570 (2024 - $3,789).

(c)	Property and equipment

Accounts payable as of December 31, 2025, included $32 relating to the purchase of property and equipment (2024 - $173).